DIAX
Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.7%
	COMMON STOCKS – 100.7%
	Aerospace & Defense – 3.9%
135,824	Boeing Co, (2)	$22,446,274
	Banks – 2.3%
135,824	JPMorgan Chase & Co	13,075,776
	Beverages – 1.2%
135,824	Coca-Cola Co	6,705,631
	Biotechnology – 6.1%
135,824	Amgen Inc, (2)	34,521,028
	Capital Markets – 4.8%
135,824	Goldman Sachs Group Inc, (2)	27,296,549
	Chemicals – 1.1%
135,823	Dow Inc	6,390,472
	Communications Equipment – 0.9%
135,824	Cisco Systems Inc, (2)	5,350,107
	Consumer Finance – 2.4%
135,824	American Express Co, (2)	13,616,356
	Diversified Telecommunication Services – 1.4%
135,824	Verizon Communications Inc	8,080,170
	Entertainment – 3.0%
135,824	Walt Disney Co, (2)	16,853,042
	Food & Staples Retailing – 4.2%
135,824	Walgreens Boots Alliance Inc	4,878,798
135,824	Walmart Inc	19,003,136
	Total Food & Staples Retailing	23,881,934
	Health Care Providers & Services – 7.4%
135,824	UnitedHealth Group Inc	42,345,848
	Hotels, Restaurants & Leisure – 5.2%
135,824	McDonald's Corp, (2)	29,812,010

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Products – 3.3%
135,823	Procter & Gamble Co	$18,878,039
	Industrial Conglomerates – 7.8%
135,824	3M Co, (2)	21,756,288
135,824	Honeywell International Inc	22,357,989
	Total Industrial Conglomerates	44,114,277
	Insurance – 2.6%
135,824	Travelers Cos Inc	14,694,798
	IT Services – 7.7%
135,823	International Business Machines Corp, (2)	16,525,585
135,824	Visa Inc, Class A	27,160,725
	Total IT Services	43,686,310
	Machinery – 3.6%
135,824	Caterpillar Inc, (2)	20,258,150
	Oil, Gas & Consumable Fuels – 1.7%
135,824	Chevron Corp, (2)	9,779,328
	Pharmaceuticals – 5.5%
135,824	Johnson & Johnson, (2)	20,221,477
135,824	Merck & Co Inc	11,266,601
	Total Pharmaceuticals	31,488,078
	Semiconductors & Semiconductor Equipment – 1.2%
135,824	Intel Corp	7,032,967
	Software – 11.0%
135,824	Microsoft Corp, (2)	28,567,862
135,824	salesforce.com Inc, (3)	34,135,288
	Total Software	62,703,150
	Specialty Retail – 6.6%
135,824	Home Depot Inc	37,719,683
	Technology Hardware, Storage & Peripherals – 2.8%
135,823	Apple Inc	15,729,662
	Textiles, Apparel & Luxury Goods – 3.0%
135,824	NIKE Inc, Class B	17,051,345
	Total Long-Term Investments (cost $287,987,603)	573,510,984

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$568	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/20, repurchase price $567,535, collateralized by $581,600, U.S. Treasury Notes, 0.375%, due 9/30/27, value $578,965	0.000%	10/01/20	$567,535
	Total Short-Term Investments (cost $567,535)			567,535
	Total Investments (cost $288,555,138) – 100.8%			574,078,519
	Other Assets Less Liabilities – (0.8)% (4)			(4,591,044)
	Net Assets Applicable to Common Shares – 100%			$569,487,475
Investments in Derivatives
Options Purchased
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Chicago Board Options Exchange SPX Volatility Index	Call	250	$875,000	$35	10/21/20	$41,250
Cisco Systems Inc	Call	100	450,000	45	10/16/20	100
Financial Select Sector SPDR Fund	Call	150	405,000	27	10/16/20	225
SPDR S&P Bank ETF	Call	150	510,000	34	10/16/20	1,500
Total Options Purchased (premiums paid $64,677)		650	$2,240,000			$43,075

Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(100)	$(15,500,000)	$1,550	10/16/20	$(129,500)
Russell 2000® Index	Call	(10)	(1,650,000)	1,650	11/20/20	(16,809)
S&P 500 Index	Call	(660)	(220,440,000)	3,340	10/16/20	(4,468,200)
S&P 500 Index	Call	(180)	(61,200,000)	3,400	10/16/20	(665,100)
S&P 500 Index	Call	(180)	(62,100,000)	3,450	10/16/20	(358,200)
Total Options Written (premiums received $4,906,384)		(1,130)	$(360,890,000)			$(5,637,809)

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$573,510,984	$ —	$ —	$573,510,984
Short-Term Investments:
Repurchase Agreements	—	567,535	—	567,535
Investments in Derivatives:
Options Purchased	43,075	—	—	43,075
Options Written	(5,637,809)	—	—	(5,637,809)
Total	$567,916,250	$567,535	$ —	$568,483,785

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's
SPDR	Standard & Poor's Depositary Receipt
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